Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2017
Affiliated companies and variable interest entities

11. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions
	March 31,
	2016	2017
Current assets	11,299,674	11,795,296
Noncurrent assets	10,961,889	11,003,432

Total assets	22,261,563	22,798,728

Current liabilities	7,414,894	7,419,176
Long-term liabilities and noncontrolling interests	5,509,745	5,423,938
Affiliated companies accounted for by the equity method shareholders’ equity	9,336,924	9,955,614

Total liabilities and shareholders’ equity	22,261,563	22,798,728

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	2,631,389	2,845,422

Number of affiliated companies accounted for by the equity method at end of period	54	54

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Net revenues	30,163,457	31,037,029	30,309,263

Gross profit	3,614,946	3,852,899	3,644,267

Net income attributable to affiliated companies accounted for by the equity method	966,133	957,742	1,099,080

Equity in earnings of affiliated companies attributable to Toyota Motor Corporation	308,545	329,099	362,060

Entities comprising a significant portion of Toyota’s investment in affiliated companies and percentage of ownership are presented below:

	Percentage of ownership
	March 31,
Name of affiliated companies	2016	2017
Denso Corporation	24.9%	24.9%
Toyota Industries Corporation	24.6%	24.9%
Aisin Seiki Co., Ltd.	23.3%	24.1%
Toyota Tsusho Corporation	22.0%	22.0%
Toyoda Gosei Co., Ltd.	43.0%	43.0%

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,950,661 million and ¥2,126,128 million at March 31, 2016 and 2017, respectively, were quoted on various established markets at an aggregate value of ¥2,470,588 million and ¥2,894,106 million, respectively. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time. Toyota did not recognize any impairment loss for the years ended March 31, 2015, 2016 and 2017.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions
	March 31,
	2016	2017
Trade accounts and notes receivable, and other receivables	256,700	289,406
Accounts payable and other payables	676,415	691,173

	Yen in millions
	For the years ended March 31,
	2015	2016	2017
Net revenues	1,785,238	1,804,493	1,914,318
Purchases	5,065,613	4,359,854	5,357,682

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2015, 2016 and 2017 were ¥174,485 million, ¥186,212 million and ¥180,326 million, respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables and vehicles on operating leases related to securitization transactions have been legally sold to the VIEs, Toyota has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. As a result, Toyota is considered the primary beneficiary of the VIEs and therefore consolidates the VIEs.

Related to securitization transactions, ¥2,087,303 million and ¥2,092,311 million retail finance receivables, ¥290,873 million and ¥557,383 million vehicles on operating leases, ¥126,012 million and ¥151,943 million restricted cash and ¥1,903,189 million and ¥2,067,221 million secured debt were included in Toyota’s consolidated financial statements as of March 31, 2016 and 2017, respectively. The creditors of the VIEs do not have recourse to Toyota’s general credit with the exception of debts guaranteed by Toyota. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

Toyota has variable interests in investment trusts that are VIEs due mainly to insufficient equity within the structure but determined that it was not the primary beneficiary due to lack of the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and, therefore, does not consolidate the VIEs. Investments in the trusts started from fiscal 2017 are held at fair value and are included in “Marketable securities and other securities investments” in the accompanying consolidated balance sheets. As of March 31, 2017, the maximum exposure to loss is limited to the carrying value of its investment in the trusts, which totaled ¥539,862 million. Toyota does not provide support that is not contractually required to the trusts.

As for VIEs other than those specified above, neither the aggregate size nor Toyota’s involvements are material to Toyota’s consolidated financial statements.